Net Pension Cost (Detail) - Pension ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Service cost	₨ 93.0	$ 1.2	₨ 14.6	₨ 6.5
Interest cost	55.8	0.7	37.7	45.3
Expected return on plan assets	(0.4)	0.0	(3.2)	(11.0)
Actuarial (gains)/losses	32.1	0.4	329.6	12.4
Net pension cost	₨ 180.5	$ 2.3	₨ 378.7	₨ 53.2